Fair Value Measures (Details) - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 4	$ 460	$ 44,728
Liabilities
Total liabilities		5,985	6,137
Contingent consideration [Member]
Liabilities
Contingent consideration			6,137
January 2022 Warrants [Member]
Liabilities
Total liabilities		4
March 2022 Warrants [Member]
Liabilities
Total liabilities		34
August 2022 Warrants [Member]
Liabilities
Total liabilities		93
December 2022 Warrants [Member]
Liabilities
Total liabilities		5,854
Mutual funds (included in cash and cash equivalents) [Member]
Assets
Total assets		33	178
Municipal bonds [Member]
Assets
Total assets			9,961
Corporate bonds [Member]
Assets
Total assets		427	34,589
Level 1 [Member]
Assets
Total assets	4	460	44,728
Liabilities
Total liabilities
Level 1 [Member] | Contingent consideration [Member]
Liabilities
Contingent consideration
Level 1 [Member] | January 2022 Warrants [Member]
Liabilities
Total liabilities
Level 1 [Member] | March 2022 Warrants [Member]
Liabilities
Total liabilities
Level 1 [Member] | August 2022 Warrants [Member]
Liabilities
Total liabilities
Level 1 [Member] | December 2022 Warrants [Member]
Liabilities
Total liabilities
Level 1 [Member] | Mutual funds (included in cash and cash equivalents) [Member]
Assets
Total assets		33	178
Level 1 [Member] | Municipal bonds [Member]
Assets
Total assets			9,961
Level 1 [Member] | Corporate bonds [Member]
Assets
Total assets		427	34,589
Level 2 [Member]
Assets
Total assets
Liabilities
Total liabilities
Level 2 [Member] | Contingent consideration [Member]
Liabilities
Contingent consideration
Level 2 [Member] | January 2022 Warrants [Member]
Liabilities
Total liabilities
Level 2 [Member] | March 2022 Warrants [Member]
Liabilities
Total liabilities
Level 2 [Member] | August 2022 Warrants [Member]
Liabilities
Total liabilities
Level 2 [Member] | December 2022 Warrants [Member]
Liabilities
Total liabilities
Level 2 [Member] | Mutual funds (included in cash and cash equivalents) [Member]
Assets
Total assets
Level 2 [Member] | Municipal bonds [Member]
Assets
Total assets
Level 2 [Member] | Corporate bonds [Member]
Assets
Total assets
Level 3 [Member]
Assets
Total assets
Liabilities
Total liabilities		5,985	6,137
Level 3 [Member] | Contingent consideration [Member]
Liabilities
Contingent consideration			6,137
Level 3 [Member] | January 2022 Warrants [Member]
Liabilities
Total liabilities		4
Level 3 [Member] | March 2022 Warrants [Member]
Liabilities
Total liabilities		34
Level 3 [Member] | August 2022 Warrants [Member]
Liabilities
Total liabilities		93
Level 3 [Member] | December 2022 Warrants [Member]
Liabilities
Total liabilities		5,854
Level 3 [Member] | Mutual funds (included in cash and cash equivalents) [Member]
Assets
Total assets
Level 3 [Member] | Municipal bonds [Member]
Assets
Total assets
Level 3 [Member] | Corporate bonds [Member]
Assets
Total assets